Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the Six Months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current income tax expense	$71,056	$20,305
Uncertain tax provisions	213,228	2,416,499
Deferred income tax expense	—	—
Income tax provision	$284,284	$2,436,804

Schedule of Reconciles the Statutory Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Six Months Ended March 31,
	2025	2024
PRC statutory tax rate	25.0%	25.0%
Effect of tax holiday and preferential tax rate(a)	(12.8)%	0.3%
Additional deduction for R&D expenses	(11.9)%	(0.3)%
Non-deductible expenses	—	0.9%
Effect of change in valuation allowance	17.2%	(0.2)%
Effect of different tax rates in a foreign jurisdiction	(12.3)%	(6.6)%
Effective tax rate	5.2%	19.1%

(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the six months ended March 31, 2025 and 2024. For the six months ended March 31, 2025 and 2024, the tax saving as the result of the favorable tax rate and tax holiday amounted to $697,343 and $37,209, respectively.

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

	March 31, 2025	September 30, 2024
	(Unaudited)
Provision for doubtful debt	$177,219	$90,495
Tax loss carry forwards	1,428,437	719,659
Excess marketing and advertising expense (15%)	—	10,687
Operating lease liabilities	67,121	86,057
Total deferred tax assets	1,672,777	906,898

Less: Valuation allowance	(1,600,774)	(806,319)
Total deferred tax assets, net of valuation allowance	$72,003	$100,579

Schedule of Net Operating Loss Carry Forward
	March 31, 2025	September 30, 2024
	(Unaudited)
Right of use assets	$72,003	$100,579
Total deferred tax liabilities	72,003	100,579
Total deferred tax assets, net	$—	$—

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	March 31, 2025	September 30, 2024
	(Unaudited)
Balance as of beginning of year	$1,940,649	1,066,949
Increase related to prior year tax positions	—	26,252
Increase related to current year tax positions	213,228	847,448
Balance as of end of year	$2,153,877	1,940,649

Schedule of Tax Payable

Tax payable consisted of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
VAT payable	$(729,587)	$93,278
Corporate income tax payable	2,153,877	1,940,649
Other tax	1,687	1,726
Tax payable	$1,425,977	$2,035,653